INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Finite-Lived Intangible Assets [Line Items]
September 30, 2015	$ 20
September 30, 2016	20
September 30, 2017	20
September 30, 2018	20
September 30, 2019	20
Thereafter	511
Total	$ 611